Segmented Information - Operating Segments (Details) - CAD ($)	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Disclosure of operating segments [line items]
Gross Revenue	$ 281,097,000	$ 55,196,000
Gross profit (loss)	159,815,000	43,519,000
Net loss	(297,924,000)	69,227,000
Corporate
Disclosure of operating segments [line items]
Gross Revenue	0	0
Gross profit (loss)	(1,539,000)	0
Net loss	(125,059,000)	78,089,000
Cannabis | Operating Segments
Disclosure of operating segments [line items]
Gross Revenue	278,584,000	52,772,000
Gross profit (loss)	162,910,000	43,120,000
Net loss	(164,297,820)	(8,842,000)
Horizontally Integrated Businesses | Operating Segments
Disclosure of operating segments [line items]
Gross Revenue	2,513,000	2,424,000
Gross profit (loss)	(1,556,000)	399,000
Net loss	$ (8,567,000)	$ (20,000)